FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2020	2019
	In equivalent millions of Argentine pesos
Assets	20,644	42,816
Liabilities	(206,279)	(230,242)
Liabilities Net	(185,635)	(187,426)

Schedule of theoretical exposure to credit risk

				Other
	Cash and cash		Trade	receivables,
Date due	equivalents	Investments	receivables, net	net	Total
Total due	—	—	9,657	21	9,678
Total not due	18,527	6,667	9,358	1,456	36,008
Total as of December 31, 2020	18,527	6,667	19,015	1,477	45,686

Schedule of working capital breakdown and its main variations

	2020	2019	Variation
Trade receivables	18,956	23,096	(4,140)
Other receivables (not considering financial NDF)	5,514	6,027	(513)
Inventories	3,722	4,373	(651)
Current liabilities (not considering financial debt)	(64,448)	(69,025)	4,577
Operative working capital	(36,256)	(35,529)	(727)
Over revenues	12.0%	11.0%

Cash and cash equivalents	18,527	34,827	(16,300)
Financial NDF	2	222	(220)
Investments	6,542	584	5,958
Current financial debt	(41,602)	(48,031)	6,429
Net Current financial (liability) asset	(16,531)	(12,398)	(4,133)

Negative operating working capital (current assets - current liabilities)	(52,787)	(47,927)	(4,860)
Liquidity rate	0.50	0.59	(0.09)

Schedule of breakdown of financial liabilities into relevant maturity groups

			Salaries and
			social
	Trade	Financial	security	Leases	Other
Maturity Date	payables	Debt	payables	liabilities	liabilities	Total
Due	2,816	—	—	—	—	2,816
January 2021 thru December 2021	36,542	44,774	14,358	3,595	423	99,692
January 2022 thru December 2022	1,774	53,313	407	2,393	52	57,939
January 2023 thru December 2023	398	53,424	270	1,735	—	55,827
January 2024 and thereafter	276	88,847	259	3,614	—	92,996
	41,806	240,358	15,294	11,337	475	309,270